INTANGIBLE ASSETS AND GOODWILL (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Intangible Assets and Goodwill [Abstract]
Charge for the period	$ 0	$ 0
Acquisition of intangible assets	0		$ 8
Intangible Assets [Member]
Intangible Assets and Goodwill [Abstract]
Ending balance	26,975	5,064
Intangible Assets [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	5,653	444
Additions	409	4,896
Acquired through the Norway Acquisition	22,429
Ending balance	28,491	5,340
Intangible Assets [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	(876)	(122)
Charge for the period	(640)	(154)
Ending balance	(1,516)	(276)
Rights to Electricity Capacity [Member]
Intangible Assets and Goodwill [Abstract]
Ending balance	22,429	0
Rights to Electricity Capacity [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Additions	0	0
Acquired through the Norway Acquisition	22,429
Ending balance	22,429	0
Rights to Electricity Capacity [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Charge for the period	0	0
Ending balance	0	0
Patents, Trademarks and Other Rights [Member]
Intangible Assets and Goodwill [Abstract]
Ending balance	3,939	4,816
Patents, Trademarks and Other Rights [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	4,899	3
Additions	110	4,896
Acquired through the Norway Acquisition	0
Ending balance	5,009	4,899
Patents, Trademarks and Other Rights [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	(573)	(1)
Charge for the period	(497)	(82)
Ending balance	(1,070)	(83)
Others [Member]
Intangible Assets and Goodwill [Abstract]
Ending balance	607	248
Others [Member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	754	441
Additions	299	0
Acquired through the Norway Acquisition	0
Ending balance	1,053	441
Others [Member] | Accumulated Amortization [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	(303)	(121)
Charge for the period	(143)	(72)
Ending balance	(446)	(193)
Goodwill [member]
Intangible Assets and Goodwill [Abstract]
Additions		0
Charge for the period	0	0
Ending balance	14,451	0
Goodwill [member] | Cost [Member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Additions	0
Acquired through the Norway Acquisition	14,451
Ending balance	14,451	0
Goodwill [member] | Accumulated impairment [member]
Intangible Assets and Goodwill [Abstract]
Beginning balance	0	0
Ending balance	$ 0	$ 0